Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment
Schedule of property, plant and equipment

	Plant and	Other fixtures	Leasehold
DKK thousand	machinery	and fittings	improvements
Cost at January 1, 2018	53,629	4,382	10,800
Additions	2,748	1,290	0
Retirements	(832)	(542)	0
Cost at December 31, 2018	55,545	5,130	10,800
Depreciation at January 1, 2018	38,774	3,429	10,496
Depreciation for the year	3,941	449	118
Retirements	(820)	(542)	0
Depreciation at December 31, 2018	41,895	3,336	10,614
Carrying amount at December 31, 2018	13,650	1,794	186
Depreciation for the financial year has been charged as:
Research and development expenses	3,941	382	100
Administrative expenses	0	67	18
Total	3,941	449	118
Cost at January 1, 2017	47,170	3,612	10,715
Adjustment to prior year	0	286	0
Additions	6,657	484	85
Retirements	(198)	0	0
Cost at December 31, 2017	53,629	4,382	10,800
Depreciation at January 1, 2017	35,089	2,458	10,307
Adjustment to prior year	0	286	0
Depreciation for the year	3,883	685	189
Retirements	(198)	0	0
Depreciation at December 31, 2017	38,774	3,429	10,496
Carrying amount at December 31, 2017	14,855	953	304
Depreciation for the financial year has been charged as:
Research and development expenses	3,883	569	157
Administrative expenses	0	116	32
Total	3,883	685	189